PLEDGED ASSETS (Details) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Certificates of deposits
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral	$ 129,400	$ 132,100